Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Dec. 29, 2011
(Delaware National High-Yield Municipal Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	32.70%
Annual Return 2010	5.38%
(Delaware National High-Yield Municipal Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	5.36%
Annual Return 2002	4.69%
Annual Return 2003	6.57%
Annual Return 2004	7.36%
Annual Return 2005	5.92%
Annual Return 2006	6.16%
Annual Return 2007	(0.38%)
Annual Return 2008	(19.04%)
Annual Return 2009	31.49%
Annual Return 2010	5.04%
(Delaware Tax-Free New York Fund) | Class A
Bar Chart Table:
Annual Return 2001	4.06%
Annual Return 2002	10.15%
Annual Return 2003	5.61%
Annual Return 2004	5.14%
Annual Return 2005	4.11%
Annual Return 2006	4.95%
Annual Return 2007	2.17%
Annual Return 2008	(3.20%)
Annual Return 2009	14.46%
Annual Return 2010	2.17%
(Delaware Tax-Free Idaho Fund) | Class A
Bar Chart Table:
Annual Return 2001	4.77%
Annual Return 2002	8.61%
Annual Return 2003	5.57%
Annual Return 2004	4.57%
Annual Return 2005	3.09%
Annual Return 2006	4.35%
Annual Return 2007	3.17%
Annual Return 2008	(2.83%)
Annual Return 2009	13.76%
Annual Return 2010	1.55%
(Delaware Tax-Free California Fund) | Class A
Bar Chart Table:
Annual Return 2001	4.82%
Annual Return 2002	9.00%
Annual Return 2003	4.95%
Annual Return 2004	6.14%
Annual Return 2005	5.28%
Annual Return 2006	5.14%
Annual Return 2007	(0.11%)
Annual Return 2008	(8.04%)
Annual Return 2009	17.78%
Annual Return 2010	2.88%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	6.82%
Annual Return 2002	8.68%
Annual Return 2003	8.19%
Annual Return 2004	6.35%
Annual Return 2005	5.86%
Annual Return 2006	5.69%
Annual Return 2007	0.05%
Annual Return 2008	(10.04%)
Annual Return 2009	21.32%
Annual Return 2010	2.54%